                                 SCHWABFUNDS(R)

                                 [SCHWAB LOGO]

                               SCHWAB CALIFORNIA
                                   TAX-EXEMPT
                                   MONEY FUND
                                  SWEEP SHARES



                         [PHOTO OF THE SCHWAB BUILDING,
                           SAN FRANCISCO, CALIFORNIA]



ANNUAL REPORT
DECEMBER 31, 1995

Dear Shareholder,

[Photo of               The SchwabFunds Family(R) is celebrating tremendous
Charles                 growth as a mutual fund complex. By placing your trust
R. Schwab]              in SchwabFunds(R), you've helped total assets under
                        management grow by $8 billion in 1995 to reach over $31 billion. With over $31 billion in assets under management, SchwabFunds ranks in the top 6% of all mutual fund complexes.

We believe much of this success can be traced to the Schwab commitment to serve the needs of the Fund shareholders, a commitment demonstrated by the entire SchwabFunds staff and, in particular, by our experienced team of portfolio managers.

The 20 professionals who make up our growing portfolio management team are devoted to monitoring the financial markets for you. Through a careful and disciplined selection of securities, the portfolio managers strive to construct optimal portfolios that provide shareholders with competitive returns that meet their investment goals. And shareholders continue to signal their trust in 175 years of combined experience behind our SchwabFunds portfolio management by keeping their money invested in SchwabFunds.

We believe an important part of serving your needs is keeping you informed about your investments. For example, we added the question and answer section of this report, developed by our portfolio managers to address what they feel were the most pressing questions we've heard from shareholders over the period. It is one way we hope to keep communication open between you and the people managing your investments.

The SchwabFunds Family has grown to include a selection of funds that meets the "core" needs of investors. SchwabFunds offers a solution to investors who want the convenience and competitive costs of a no-load mutual fund family. The 19 no-load funds available to retail investors, including the new Schwab Asset Director(R) Funds, offer diversification of the U.S. and international equity markets, both taxable and tax-free bonds and a variety of money market investments.

With this level of diversification, you may use SchwabFunds to create an efficient, well-rounded portfolio. Or you may use them to serve as building blocks to an overall investment program that includes more specialized investments.

I invite you to learn more about the SchwabFunds Family. To receive a brochure and prospectus for the SchwabFunds, please call our toll-free number, 1-800-2 NO-LOAD, or visit any one of our more than 200 Schwab offices. A Schwab representative will be happy to provide you with a prospectus that includes more complete information on the Funds, including charges and expenses. Please read it carefully before investing.

I'd like to extend my personal gratitude for your trust in the SchwabFunds Family as it continues to grow. You should feel confident that the outstanding efforts of all those who are part of the SchwabFunds organization will continue going forward. And we expect these efforts to help us to meet even higher standards of excellence in the years ahead.

                                  /s/ Charles R. Schwab
                                  Charles R. Schwab

Cover: The Schwab Building, San Francisco, California

COMMENTS FROM THE INVESTMENT ADVISER

We're pleased to report to you on the performance of your investment in the Schwab California Tax-Exempt Money Fund-Sweep Shares for the year ended December 31, 1995.

During the reporting period, these Shares provided you with competitive current income exempt from federal income tax and California personal income tax 1, while preserving your investment and giving you ready access to your money.

STRONG ASSET GROWTH

The Schwab California Tax-Exempt Money Fund-Sweep Shares experienced strong asset growth in 1995, with substantial numbers of shareholders contributing additional assets. At December 31, 1995, total net assets had increased 22% to a new high of over $1.5 billion. We believe this positive growth reflects a growing awareness of the advantages of "tax-smart" investing -- especially for investors in high-tax states like California.

PERFORMANCE REVIEW

The table below presents the Schwab California Tax-Exempt Money Fund-Sweep Shares' 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-DAY AVERAGE YIELDS 2
                            (As of December 31, 1995)

         Simple                 Compound            Compound Taxable Equivalent*
--------------------------------------------------------------------------------
          3.78%                   3.85%                         7.16%
================================================================================


* Taxable equivalent yield assumes a combined 1995 maximum federal income tax and California personal income tax rate of 46.24%.


THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

The Schwab California Tax-Exempt Money Fund-Sweep Shares is designed to help you keep more of the income you earn, after taxes. If you're in a high tax bracket, the Fund's double tax-exempt income may provide potentially higher yields than taxable money funds on a taxable equivalent basis.


1 If applicable, income may be subject to the Alternative Minimum Tax (AMT).

2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 3.53%, the 7-day compound yield would have been 3.59%, and the 7-day compound taxable equivalent yield would have been 6.68% at December 31, 1995.

On December 26, 1995, the Schwab California Tax-Exempt Money Fund-Sweep Shares' average 7-day simple yield was 3.70% and average 7-day compound yield was 3.77%. 3 As illustrated below, for shareholders in the 1995 top federal and California personal income tax bracket, this compound yield translates into a compound taxable equivalent yield of 7.01%, surpassing the 5.27% average 7-day compound yield for fully taxable money funds on the same date. 4


--------------------------------------------------------------------------------
                             HERE'S HOW THE SCHWAB
            CALIFORNIA TAX-EXEMPT MONEY FUND - SWEEP SHARES COMPARED
            WITH FULLY TAXABLE MONEY FUNDS ON DECEMBER 26, 1995 FOR
                 SHAREHOLDERS IN THE HIGHEST 1995 TAX BRACKET.*
--------------------------------------------------------------------------------

Your Sweep Shares 7-day compound taxable equivalent yield:**                7.01%

Average 7-day compound yield for fully taxable money funds:                 5.27%
                                                                            ----
YOUR YIELD ADVANTAGE, AFTER TAXES:                                          1.74%

* Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.

**Taxable equivalent assumes a combined 1995 maximum federal income tax and California personal income tax rate of 46.24%.

--------------------------------------------------------------------------------

A KEY GOAL: PRESERVING YOUR INVESTMENT

While higher returns are important, if you're like most money market fund investors, preserving the value of your investment probably ranks among your foremost concerns. Toward that end, the Schwab California Tax-Exempt Money Fund-Sweep Shares is managed with capital stability as a fundamental objective.

The Fund seeks to maintain a stable $1 share price to protect your principal. As with all money market funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value. It's also important to understand that your investment is neither insured nor guaranteed by the U.S. government.

PROFESSIONALLY MANAGED, HIGH-QUALITY PORTFOLIO

The Schwab California Tax-Exempt Money Fund primarily invests in high-quality, short-term municipal obligations that generate interest income exempt from federal income and California personal income taxes. 5 To minimize credit risk, the Fund has invested in securities rated in the top rating category (known as "First Tier") assigned by nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality if unrated. Additionally, we maintain strict credit quality standards for the Fund's holdings and actively manage the portfolio maturity to help protect and enhance your returns.


3 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 3.40%, the 7-day compound yield would have been 3.46%, and the 7-day compound taxable equivalent yield would have been 6.44% at December 26, 1995.

4 Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.

5 If applicable, income may be subject to the Alternative Minimum Tax (AMT).

The chart below illustrates the Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Fund's portfolio at year end later in this report.

     SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
     PORTFOLIO COMPOSITION - DECEMBER 31, 1995

                                [PORTFOLIO COMPOSITION PIE CHART]

        Variable Rate Obligations               52%
        Tax-Exempt Commercial Paper             20%
        Notes                                   17%
        Bonds Under 13 Months                    5%
        Variable Rate Tender Option
        Bonds/Partnerships                       6%

To enhance your understanding of the Schwab California Tax-Exempt Money Fund-Sweep Shares' performance in 1995, the portfolio management team discusses key economic trends and their impact on the Fund in the following section. If you want more information on the Fund, or any mutual fund in the SchwabFunds Family(R), contact your local Schwab office or call 1-800-2 NO-LOAD.

LOOKING FORWARD IN 1996

The Schwab California Tax-Exempt Money Fund-Sweep Shares provided you with competitive double tax-exempt returns in 1995. We believe that the Fund will continue to offer you an effective way to pursue your tax-exempt investing goals.

Thank you for placing your trust in SchwabFunds(R). We value your confidence, and we'll strive to continue to meet your investment needs in the future.

CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------
                            EFFECTIVE CASH MANAGEMENT

The Schwab California Tax-Exempt Money Fund-Sweep Shares can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, balances of $100 or more in your brokerage or Schwab One(R) account are automatically invested on a regular basis in the sweep shares you've selected and can be used to automatically settle trades or cover Schwab One checks. It's an easy, convenient way to put your short-term cash reserves to work, giving you the opportunity to earn double tax-exempt 6 returns while remaining available to you on demand. For more information, call 1-800-2 NO-LOAD.
--------------------------------------------------------------------------------


6 If applicable, income may be subject to the Alternative Minimum Tax (AMT).

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Stephen B. Ward - Senior Vice President and Chief Investment Officer Walter Beveridge - Portfolio Manager

Q. WHAT WAS THE GENERAL ECONOMIC CLIMATE DURING 1995?

A. The economic expansion slowed in 1995 to an annual rate of 1.4% through the end of the third quarter, compared to the impressive 3.7% growth rate of the Real Gross Domestic Product (GDP) during 1994. 1 This slowing of the economy can largely be attributed to the series of increases in the federal funds rate implemented by the Federal Reserve Bank (known as the Fed) throughout 1994 and early 1995. The Fed raised its federal funds rate target from 3.0% at the beginning of 1994 to a high of 6.0% in February 1995. By increasing the target on the federal funds rate, the Fed hoped to head off the inflationary impact of a rapidly growing economy by slowing the rate of growth without putting the economy into a recession. Following three 0.25% reductions in July and December of 1995, and January of 1996, the federal funds rate target stood at 5.25% at the end of January 1996. The economic data currently suggests that the Fed's actions have achieved the desired effect, as inflation has stabilized and the U.S. has entered into a period of moderate economic growth.

Several key economic indicators, such as industrial production, capacity utilization, new home sales, and retail sales have fallen from their high 1994 levels, indicating that economic activity in many sectors has slowed. Although the unemployment rate has remained low at 5.6% for 1995, non-farm payroll growth slowed quite dramatically throughout the year. In light of the economic data and the positive inflation outlook, the Fed lowered the federal funds rate, or eased monetary policy, twice in 1995 and once in January 1996.

Q. HOW HAVE RECENT POLITICAL EVENTS IMPACTED SHORT-TERM INTEREST RATES?

A. One of the most significant news stories of 1995 was the uncertainty surrounding the federal budget and debt ceiling negotiations between Congress and the Clinton Administration and the resulting government shutdowns. While these events have taken center stage in the national spotlight, the issues relating to the deficit ceiling itself have had a relatively minor impact to date on the financial markets. As of this writing, short-term interest rates have declined largely as a result of weaker economic growth, lower inflation, and the market's expectations that a balanced budget deal may be achieved. The Fed already has lowered the federal funds rate a total of 0.50% in 1995 and 0.25% in January 1996; a balanced budget compromise could give the Fed incentive to lower interest rates even further, an action which is widely anticipated by market participants.


1 All Gross Domestic Product (GDP) statistics used in this report are based on the Commerce Department's new chain-weighted calculation methodology. As a result, these statistics may differ from those in previous SchwabFunds shareholder reports, which used the prior fixed-weight methodology. During 1996, the Commerce Department will revise all GDP growth rate reporting to a chain-weighted basis.

Q. HOW HAVE SHORT-TERM TAX-EXEMPT RATES RESPONDED TO THE DECLINES IN TAXABLE INTEREST RATES?

A. With the exception of the first four months of 1995, short-term tax-exempt rates declined, mirroring the drop in taxable rates. As shown in the graph below, these rates were characterized by a degree of volatility with no clear trend during the initial four months of the year. During May and June, strong demand for shorter-term fixed-rate securities caused a significant reduction in the 90-day municipal commercial paper rate.

Differences in rate movements between tax-exempt and taxable securities are due to differences in supply and demand conditions in these markets. The supply of tax-exempt securities is more irregular because tax-exempt issuers enter the market based on budgetary, tax, legal and other considerations -- different motivations from those of taxable issuers. Demand can be impacted by interest rate sensitive buyers who enter and exit the tax-exempt market in an effort to earn trading profits by capitalizing on changes in the size of the spread between taxable and tax-exempt rates. Additionally, there are certain times throughout the year when short-term municipal rates do not correlate well with short-term taxable rates, because of certain technical factors that occur in the municipal market. One recurring example of this phenomenon tends to occur during early July, when there are high levels of cash in the market and a shortage of acceptable investment choices.

        INTEREST RATES DECREASED IN 1995

        YIELDS
        90-Day Municipal Commercial Paper
        January 6, 1995 - December 29, 1995

[Line Graph showing 90-day Municipal Commercial Paper yield.]

              Yield
     1/6/95             4.00
     1/13/95            4.06
     1/20/95            4.02
     1/27/95            4.04
     2/3/95             4.00
     2/10/95            4.15
     2/17/95            4.18
     2/24/95            4.04
     3/3/95             4.08
     3/10/95            3.91
     3/17/95            3.96
     3/24/95            3.90
     3/31/95            3.96
     4/7/95             3.95
     4/14/95            4.06
     4/21/95            4.10
     4/28/95            4.10
     5/5/95             4.10
     5/12/95            4.09
     5/19/95            3.97
     5/26/95            3.81
     6/2/95             3.69
     6/9/95             3.20
     6/16/95            3.40
     6/23/95            3.60
     6/30/95            3.65
     7/7/95             3.00
     7/14/95            3.03
     7/21/95            3.48
     7/28/95            3.70
     8/4/95             3.58
     8/11/95            3.75
     8/18/95            3.79
     8/25/95            3.75
     9/1/95             3.73
     9/8/95             3.49
     9/15/95            3.68
     9/22/95            3.69
     9/29/95            3.70
     10/6/95            3.58
     10/13/95           3.75
     10/20/95           3.75
     10/27/95           3.79
     11/3/95            3.64
     11/10/95           3.65
     11/17/95           3.68
     11/24/95           3.60
     12/1/95            3.48
     12/8/95            3.36
     12/15/95           3.61
     12/22/95           3.48
     12/29/95           3.50

        90-Day Municipal Commercial Paper

        Source: Lehman Brothers, Inc.

Q. WHAT ACTIONS DID THE INVESTMENT MANAGER TAKE ON BEHALF OF THE FUND TO RESPOND TO CHANGES IN THE INTEREST RATE ENVIRONMENT?

A. In response to the softer economic climate and expectations of federal funds rate reductions during the year, the Fund's dollar-weighted average maturity was lengthened during 1995. In a declining interest rate environment, extending the Fund's average maturity helps minimize the impact of having to reinvest money at lower market rates as securities held in the Fund's portfolio mature. For example, during 1995, the average dollar-weighted maturity of the Schwab California Tax-Exempt Money Fund increased from 39 days on December 31, 1994 to 51 days on December 31, 1995. Although the Fund's yield has decreased recently in response to the decline in market interest rates, this strategy of lengthening the Fund's maturity was successful in delaying the decline in the Fund's yield.

Q. WHAT STANDARDS ARE USED IN SELECTING SECURITIES FOR THE FUND'S PORTFOLIO?

A. The Federal government requires money market funds to hold high-quality securities in their portfolios. For the Schwab California Tax-Exempt Money Fund, we have continued to take the additional step of investing only in what are referred to as "First Tier" securities. In general, a First Tier security is one that matures within certain recognized limits and carries the top rating from the requisite number of NRSROs, or is deemed to be of comparable quality by the Trust's Board of Trustees, if unrated.

To increase the overall credit of the Fund's portfolio, we also selectively purchase securities which are insured or backed by a letter of credit from First Tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide an additional level of creditworthiness in addition to the financial strength of the underlying issuer. The Investment Manager's thorough credit review of the Fund's securities includes ongoing review of the issuer as well as any insurance company or financial institution providing a credit enhancement to the security. Banks which provide enhancements on securities we purchase include First Tier banks in countries such as the U.S., Japan and the United Kingdom.

There continues to be a considerable amount of news coverage concerning the health of the Japanese economy in general and Japanese banks in particular. Over the last year, we have increased the frequency of our visits to Japan to call on Japanese financial institutions and Japanese government agencies. As a result of these trips and our continuous monitoring of the economic situation in Japan, we continue to refine our policies regarding investment in these securities. The banks we have selected are First Tier and represent some of the highest-quality Japanese institutions. With respect to credit enhancements, we feel these Japanese banks, as well as certain other international institutions, represent excellent opportunities to maintain the overall credit quality of the portfolio.

Q. HOW HAS THE ECONOMIC CLIMATE IN CALIFORNIA AFFECTED THE FUND'S PERFORMANCE?

A. The economic recovery in California during the last two years has slowed somewhat, consistent with the reduction in growth of the national economy. Although California has regained all of the jobs it lost during the last recession, the state's unemployment rate continues to exceed the national average. Persistent softness in the real estate market, particularly new home construction, is likely to keep unemployment levels above the national average in the near future. Further, if the real estate market does not experience some recovery in the next year, there may be negative implications for the state's economy and budget.

Currently, California is expected to eliminate its accumulated budget deficit of approximately $2 billion in 1996. However, lawmakers will continue to face the challenges of providing necessary services, such as education, health, welfare and public safety, as well as replacing or upgrading sewers, highways and other infrastructure with available tax revenues. The Governor's budget proposal includes assumptions regarding federal assistance and state economic growth that may not be realized. Therefore, the State's financial position may not improve significantly over the next twelve months.

We are satisfied that the California securities which the Fund owns represent minimal credit risk; we will, of course, continue to monitor the State's economic situation closely. The State's current credit ratings are A1 from Moody's Investor Service and A from both Standard & Poor's Corporation and Fitch Investors Services, Inc., three well known rating agencies.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET GROWTH

    Total
 Net Assets                        Total                           Percentage
    as of 12/31/95               Net Assets                        Growth Over
    (000s)                     as of 12/31/94                       Reporting
                                   (000s)                            Period
------------------------------------------------------------------------------
 $1,685,703                      $1,293,883                            30%
------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995
                                  SWEEP SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
  3.78%                              3.18%                           3.15%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
  3.99%                              3.38%                            N/A
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/95     6/30/95     9/30/95     12/31/95
-----------------------------------------------------------------
     0 -  15 Days        75.3%       68.4%       75.7%       62.2%
    16 -  30 Days         0.0         5.7         3.6         0.4
    31 -  60 Days         3.2         2.9         2.9        14.6
    61 -  90 Days         8.9         7.7         0.4         1.7
    91 - 120 Days         5.2         3.8         0.0         2.2
    Over 120 Days         7.4        11.5        17.4        18.9
 Weighted Average     30 Days     52 Days     55 Days     51 Days
-----------------------------------------------------------------

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE
 OBLIGATIONS--52.2%(a)
ABAG Finance Authority for
 Nonprofit Organizations
 Certificates of
 Participation
 (Lucile Salter Packard
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan LOC)
 5.00%, 01/07/96             $ 4,000        $ 4,000
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Aitchison
 Family Project) Series
 1993A/
 (Wells Fargo Bank LOC)
 5.45%, 01/07/96               2,920          2,920
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Scientific
 Technology Project) Series
 1994A/(Banque Nationale de
 Paris LOC)
 5.45%, 01/07/96               3,000          3,000
Anaheim, California
 Certificates of
 Participation (Anaheim
 Memorial Hospital Assoc.
 Project)/ (AMBAC Insurance
 & Industrial Bank of
 Japan SBPA)
 5.30%, 01/07/96              26,820         26,820
Anaheim, California
 Certificates of
 Participation (Police
 Facility Financing
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan SBPA)
 5.25%, 01/07/96               1,550          1,550
Anaheim, California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Heritage Village
 Apartments Project) Series
 1992A/(Multiple Credit
 Enhancements)
 4.70%, 01/07/96               3,385          3,385
Big Bear Lake, California
 Industrial Development
 Revenue Certificates of
 Participation (Southwest
 Gas Corp. Project) Series
 A/(Union Bank of
 Switzerland LOC)
 5.05%, 01/07/96              12,500         12,500
California Educational
 Facilities Authority
 Revenue
 Bonds (California
 Institute
 of Technology) Series 1994
 4.60%, 01/07/96              16,300         16,300
California Health
 Facilities Financing
 Authority
 Revenue Bonds
 (Adventist Health System--
 Sutter Health)
 Series 1991A/
 (Toronto-Dominion
 Bank LOC)
 4.85%, 01/07/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Childrens Hospital
 Project) Series 1991/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96               9,900          9,900
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Huntington Memorial
 Hospital) Series 1985/
 (Morgan Guaranty
 Trust LOC)
 4.90%, 01/07/96               9,600          9,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993A
 4.90%, 01/07/96               8,200          8,200
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993B
 4.90%, 01/07/96               1,600          1,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Saint Joseph's Hospital)
 Series 1985B
 5.90%, 01/01/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1985B/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96              15,120         15,120
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991A/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96               1,100          1,100
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991B/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              13,900         13,900

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Health
 Facilities Financing
 Authority Revenue Bonds
 (St. Francis Hospital)
 Series 1995F/
 (MBIA Insurance &
 Rabobank Nederland N.V.
 SBPA)
 4.85%, 01/07/96             $30,000        $30,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 Pooled Loan Program Series
 1985B/(FGIC Insurance &
 FGIC SPA)
 4.95%, 01/07/96               2,000          2,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1988A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1989A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96                 200            200
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Reynolds Metals Co.
 Project) Series 1985/
 (National Westminster Bank
 LOC)
 5.10%, 01/07/96               1,300          1,300
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southdown, Inc. Project)
 Series B/(Societe Generale
 LOC)
 4.20%, 01/08/96               3,900          3,900
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986A
 5.40%, 01/01/96               6,700          6,700
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986D
 5.40%, 01/01/96               1,300          1,300
California Pollution
 Control Financing
 Authority Resource
 Recovery Revenue Bonds
 (Sanger Project) Series
 1990A/ (Credit Suisse LOC)
 5.05%, 01/07/96               9,200          9,200
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Athens Disposal Company
 Project) Series 1995A/
 (Wells Fargo Bank LOC)
 5.20%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Burrtec Waste Industries
 Project) Series 1995A/
 (Union Bank LOC)
 5.25%, 01/07/96               4,000          4,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990A/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              12,900         12,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990B/ (Swiss Bank
 LOC)
 5.05%, 01/07/96               8,900          8,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990C/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Contra Costa Services)
 Series 1995A/ (Bank of
 America LOC)
 5.15%, 01/07/96               4,500          4,500
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Shell Oil Co. Martinez
 Project) Series 1994A
 6.05%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Taormina
 Industries Project) Series
 1994B/(Sanwa Bank LOC)
 5.40%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Statewide
 Community Development
 Authority Apartment
 Development Revenue Bonds
 Series 1995-A3/ (FNMA LOC)
 4.90%, 01/07/96             $10,000        $10,000
California Statewide
 Community Development
 Authority Hospital Revenue
 Bonds Certificates of
 Participation (Sutter
 Health Obligation Group)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.90%, 01/01/96               1,100          1,100
California Statewide
 Community Development
 Authority Revenue
 Bonds Certificates of
 Participation (Kaiser
 Foundation Hospitals)
 4.90%, 01/07/96              10,000         10,000
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (13th I
 Associates Project)/
 (Union Bank LOC)
 5.30%, 01/07/96               5,540          5,540
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (ARM Inc. Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 675            675
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Aerostar
 Properties Project)/
 (Union Bank LOC)
 5.40%, 01/07/96               5,095          5,095
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Agricultural Products
 Inc. Project)/ (Union Bank
 LOC)
 5.55%, 01/07/96               1,440          1,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Development Industries)
 Series 1994A/ (Bank of
 Tokyo LOC)
 5.35%, 01/07/96               1,640          1,640
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Industrial Dynamics Co.
 Project)/ (Union Bank LOC)
 5.55%, 01/07/96               5,190          5,190
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Lorber Industries
 of California Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,050          1,050
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific
 Handy Cutter
 Products Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,210          1,210
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific Scientific
 Project) Series 1989/
 (Bank of California LOC)
 5.25%, 01/07/96               5,125          5,125
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Packaging
 Innovation Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96               2,440          2,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (The Diamond
 Foods Project) Series
 1991/(Union Bank LOC)
 5.55%, 01/07/96               1,465          1,465
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Z-Nix Co., Inc.
 Project)/(Union Bank LOC)
 5.55%, 01/07/96                 920            920
California Statewide
 Community Development
 Corp. Revenue
 Bonds (ORA
 Real Estate Project)
 Series 1995D/
 (Union Bank LOC)
 5.35%, 01/07/96               3,000          3,000

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Carlsbad, California Multi
 Family Housing Revenue
 Refunding Bonds
 Certificates of
 Participation (La Costa
 Apartment Project) Series
 1993A/ (Bank of America
 LOC)
 4.80%, 01/07/96             $ 4,920        $ 4,920
Concord, California Multi
 Family Housing Mortgage
 Revenue Bonds (Bel Air
 Apartments Project) Series
 1986A/(Bank of America LOC)
 5.00%, 01/07/96               3,000          3,000
Contra Costa, California
 Multi Family Housing
 Mortgage Revenue Bonds (El
 Cerrito Project) Series A/
 (Bank of America LOC)
 5.00%, 01/07/96                 980            980
Contra Costa, California
 Transportation Authority
 Sales Tax Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              30,300         30,300
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Johnson
 Duarte Partners Project)
 Series 1984B/ (Bank of
 America LOC)
 4.90%, 01/07/96               1,600          1,600
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Piken
 Duarte Partners Project)
 Series 1984A/ (Bank of
 America LOC)
 4.90%, 01/07/96               4,250          4,250
Emeryville, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Bonds (Emery Bay
 Apartments II Project)
 Series 1991A/
 (Bank of America LOC)
 4.90%, 01/07/96               6,000          6,000
Encinitas, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Torrey Pines Project)
 Series A/
 (Bank of America LOC)
 4.80%, 01/07/96               8,100          8,100
Foothill Eastern
 Transportation Corridor
 Agency, California Toll
 Road Revenue Bonds Series
 1995D/(Industrial Bank of
 Japan LOC)
 5.00%, 01/07/96               1,000          1,000
Fremont, California Multi
 Family Housing Revenue
 Refunding Certificates of
 Participation (Amber Court
 Apartments Project) Series
 1990A/(Bank of Tokyo LOC)
 5.30%, 01/07/96              10,380         10,380
Fresno, California Multi
 Family Mortgage Revenue
 Bonds (Oak Cornelia
 Apartments Project) Series
 1985A/(First Interstate
 Bank of California LOC)
 5.10%, 01/07/96              25,265         25,265
Glenn, California
 Industrial Development
 Authority Revenue Bonds
 (Land 'O Lakes Project)/
 (Sanwa Bank LOC)
 5.60%, 01/07/96               1,900          1,900
Grand Terrace, California
 Community Redevelopment
 Agency Multi Family
 Housing Revenue Bonds
 (Mount Vernon Villas
 Project) Series 1985A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96               1,865          1,865
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 102,103,105,106
 Revenue Refunding Bonds/
 (Commerzbank AG LOC)
 5.90%, 01/01/96               4,300          4,300
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 105,250,290
 Revenue Refunding Bonds
 Series 1991/(National
 Westminster Bank LOC)
 5.90%, 01/01/96               1,200          1,200
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96                 100            100
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-3/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               1,400          1,400
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985B-1/ (Sumitomo Bank
 LOC)
 6.10%, 01/01/96                 100            100

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding
 Bonds Series 1993A/
 (Bank of America LOC)
 6.00%, 01/01/96              $1,200         $1,200
Irvine, California
 Improvement Bond Act 1915
 Revenue Bonds (Special
 Assessment District
 No. 94-15)/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/01/96                 500            500
Kern County, California
 Certificates of
 Participation (Kern Public
 Facilities Project) Series
 A/(Sanwa Bank LOC)
 4.85%, 01/07/96                 200            200
Lancaster, California
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Woodcreek Garden
 Apartments Project) Series
 1985J/ (Bank of Tokyo LOC)
 5.10%, 01/07/96               8,400          8,400
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds (Arbors
 Apartment Project) Series
 1991A/(Bank of Tokyo LOC)
 5.30%, 01/07/96               9,255          9,255
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Diablo Vista
 Apartments Project) Series
 1990A/(Union Bank LOC)
 5.30%, 01/07/96               6,950          6,950
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985A/
 (Bank of America LOC)
 4.85%, 01/07/96               3,800          3,800
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985B/
 (Bank of America LOC)
 4.85%, 01/07/96               3,500          3,500
Los Angeles County,
 California Metropolitan
 Transportation Authority
 General Revenue Bonds
 (Union Station Project)
 Series 1985A/
 (FSA Insurance &
 Societe Generale SBPA)
 4.75%, 01/07/96              33,100         33,100
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Casden Community
 Complex) Series 1991C/
 (FHLB LOC)
 4.80%, 01/07/96               3,200          3,200
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Valencia Village
 Project) Series 1984C/
 (Industrial Bank of Japan
 LOC)
 5.35%, 01/07/96                 900            900
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series 1992A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96               9,700          9,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Baldwin
 Hills Public Parking
 Project) Series B/
 (Wells Fargo Bank LOC)
 4.85%, 01/07/96              10,700         10,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Broadway
 Springs Center Project)
 Series 1987/
 (Bank of America LOC)
 4.90%, 01/07/96              10,900         10,900
Los Angeles, California
 Multi Family Housing
 Revenue Bonds (Poinsettia
 Apartments Project) Series
 1989A/(Dai-Ichi Kangyo
 Bank LOC)
 5.35%, 01/07/96               9,600          9,600
Marin County, California
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Crest Marin II
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.45%, 01/07/96               7,200          7,200

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Modesto, California
 High School District and
 Modesto City School
 District Certificates of
 Participation (Capital
 Facilities Project) Series
 1991/(Mitsubishi Bank LOC)
 5.00%, 01/07/96              $3,700         $3,700
Monterey County, California
 Financing Authority
 Revenue Bonds (Reclamation
 & Distribution Projects)/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
Moorpark, California Multi
 Family Housing Revenue
 Refunding Bonds (Le Club
 Apartments Project) Series
 A/(Citibank LOC)
 4.80%, 01/07/96               6,000          6,000
Oakland, California
 Economic Development
 Revenue Refunding Bonds
 (Leamington Hotel Project)
 Series 1994A/ (First
 Interstate Bank of
 California LOC)
 4.90%, 01/07/96               4,250          4,250
Oakland, California Health
 Facilities Revenue Bonds
 Certificates of
 Participation (Children's
 Hospital Project) Series
 1988A/ (Banque Nationale
 de Paris LOC)
 4.95%, 01/07/96               3,300          3,300
Ontario, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Refunding Bonds Series
 1991A/(FHLB LOC)
 4.80%, 01/07/96               4,492          4,492
Orange County, California
 Apartment Development
 Revenue Refunding Bonds
 (Jess L. Frost Project)
 Series 1985B/
 (Wells Fargo Bank LOC)
 5.40%, 01/07/96               8,200          8,200
Orange County, California
 Certificates of
 Participation (Florence
 Crittenton Services
 Project) Series 1990/
 (Swiss Bank LOC)
 5.00%, 01/07/96               6,900          6,900
Orange County, California
 Municipal Water District
 Water Facilities Corp.
 Certificates of
 Participation/
 (Barclays Bank &
 National Westminster
 Bank LOC)
 5.20%, 01/07/96              31,225         31,225
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation (Capital
 Improvement Programs)
 Series 1990-92C/
 (FGIC Insurance &
 FGIC SPA)
 6.00%, 01/01/96               7,800          7,800
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Series
 1990-92A/(National Westminster
 Bank LOC)
 5.90%, 01/01/96              12,500         12,500
Orange County, California
 Water District
 Certificates of
 Participation Sanitation
 Districts #1,2,3/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              11,600         11,600
Panama Buena Vista,
 California Unified School
 District Certificates of
 Participation (1994
 Capital Improvement
 Financing Project)/(Bank
 of California LOC)
 5.45%, 01/07/96               4,000          4,000
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985A/
 (Sanwa Bank LOC)
 4.80%, 01/07/96               8,800          8,800
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985B/
 (Sanwa Bank LOC)
 5.00%, 01/07/96                 100            100
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985C/
 (Sanwa Bank LOC)
 5.00%, 01/07/96               5,600          5,600

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Riverside County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Briarwood Apartment
 Project) Series 1985C/
 (FHLB LOC)
 5.15%, 01/07/96             $ 4,500        $ 4,500
Riverside County,
 California
 Industrial Development
 Authority Revenue Bonds
 (Cryogenic Project) Series
 1989B-1/ (Rabobank
 Nederland N.V. LOC)
 5.05%, 01/07/96               4,100          4,100
Sacramento County,
 California Certificates of
 Participation
 (Administration
 Center & Court House
 Project)/(Union Bank of
 Switzerland LOC)
 4.75%, 01/07/96              28,200         28,200
Salinas, California
 Apartment Development
 Multi Family Housing
 Revenue Bonds (Mariner
 Villa Project) Series
 1985B/(Bank of America LOC)
 4.80%, 01/07/96               2,725          2,725
San Bernardino County,
 California Certificates of
 Participation (Glen Helen
 Blockbuster Project)
 Series 1994C/
 (Mitsubishi Bank LOC)
 5.50%, 01/07/96               7,255          7,255
San Bernardino County,
 California Multi Family
 Housing Revenue Bonds
 (Western Properties
 Project IV) Series 1985/
 (Bank of America LOC)
 4.55%, 01/07/96               1,100          1,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-1/ (Citibank LOC)
 5.30%, 01/07/96              26,500         26,500
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-2/ (Citibank LOC)
 5.30%, 01/07/96               3,750          3,750
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series B-2/
 (Bank of Nova Scotia LOC)
 5.15%, 01/07/96              13,100         13,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Rincon Center Apartments)
 Series 1985B/(Citibank LOC)
 5.30%, 01/07/96               5,705          5,705
San Francisco, California
 Housing Authority Multi
 Family Housing Revenue
 Bonds (737 Post Project)
 Series 1985D/
 (Banque Nationale de
 Paris LOC)
 4.95%, 01/07/96              16,800         16,800
San Jose/Santa Clara,
 California Water Financing
 Authority Sewer Revenue
 Bonds Series B/
 (AMBAC Insurance &
 Bank of Nova Scotia LOC)
 4.75%, 01/07/96               7,600          7,600
San Mateo County,
 California Certificates of
 Participation (Capital
 Projects) Series 1985B/
 (Swiss Bank LOC)
 4.75%, 01/07/96               3,145          3,145
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985A/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               7,900          7,900
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985B/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               8,100          8,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985A/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              13,300         13,300
Santa Clara, California
 Electric Revenue Bonds
 Series 1985B/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              12,100         12,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985C/(National
 Westminster Bank LOC)
 4.90%, 01/07/96               8,800          8,800

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Santa Cruz County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Paloma del Mar Apartments
 Project) Series 1992A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96             $ 7,700        $ 7,700
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation
 (Lincoln Wood
 Ranch Project)/ (Sumitomo
 Bank LOC)
 5.30%, 01/07/96               5,600          5,600
South San Francisco,
 California Multi Family
 Revenue Bonds
 (Magnolia Plaza Apartments
 Project) Series A/
 (Wells Fargo Bank LOC)
 5.35%, 01/07/96               4,500          4,500
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project) Series 1991/
 (AMBAC Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              21,000         21,000
Vallejo, California
 Commercial Development
 Revenue Bonds
 (Vallejo Center
 Association Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 900            900
Victor, California
 Elementary School District
 Certificates of
 Participation
 (School Construction
 Financing Project)/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               4,000          4,000
Visalia, California
 Public Building Authority
 Certificates of
 Participation
 (Convention Center
 Expansion Project)
 Series 1991/
 (Bank of California LOC)
 5.35%, 01/07/96               1,000          1,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $874,397)                            874,397

VARIABLE RATE TENDER
 OPTION BONDS--0.2%(a)
Southern California Rapid
 Transit District,
 California Certificates of
 Participation Short Mode
 Tender Option Bonds
 (BT-9)/(MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               4,200          4,200
                                            -------
TOTAL VARIABLE RATE TENDER
 OPTION BONDS (Cost $4,200)                   4,200
                                            -------
VARIABLE RATE TENDER
 OPTION BOND PARTNERSHIPS--5.4%(a)(c)
California State Department
 of Water Resources Revenue
 Bonds (Central Valley
 Project) Series J3
 Tender Option Bond
 Partnership (BTP-141)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96               5,155          5,155
California State Revenue
 Anticipation Warrants
 Series 1994C Tender
 Option Bond Partnership
 (BTP-150)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              10,000         10,000
California State Revenue
 Anticipation Warrants
 Series C Tender Option
 Bond Partnership
 (BTP-96)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              18,465         18,465
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Tender Option
 Bond Partnership
 (BTP-146)/(Bankers
 Trust Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.15%, 01/07/96              23,078         23,078
Los Angeles, California
 Department of Water &
 Power Electric Plant
 Revenue Refunding Bonds
 Series 1994 Tender Option
 Bond Partnership
 (BTP-68)/(Automatic
 Data Processing, Inc.
 Tender Option)
 4.37%, 01/07/96               5,195          5,195

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Metropolitan Water District
 of Southern California
 Waterworks General
 Obligation Revenue
 Refunding Bonds Series
 1993A1 and
 1993A2 Tender Option
 Bond Partnership
 (BTP-115)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96             $10,145        $10,145
San Diego County,
 California Regional
 Transportation Commission
 Sales Tax Tender Option
 Bonds Partnership
 (BTP-135)/
 (FGIC Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               2,000          2,000
Southern California Public
 Power Authority Power
 Project Class A
 Tender Option
 Bond Partnership (BTP-90)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,290          8,290
Southern California Rapid
 Transit District
 Certificates of
 Participation (Workers
 Compensation Funding
 Program) Tender Option
 Bond Partnership
 (BTP-163)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,710          8,710
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS
 (Cost $91,038)                              91,038
                                             ------
CERTIFICATES OF PARTICIPATION--2.0%(b)
Desert Sands, California
 Unified School District
 Certificates of
 Participation (Measure O
 Project) Series B/
 (Escrowed to Maturity with
 Government Securities)
 2.60%, 03/01/96              10,000         10,257
San Jose, California
 Certificates of
 Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              12,500         13,080
San Mateo, California
 Redevelopment Agency
 Certificates of
 Participation Revenue
 Refunding Bonds (Bridge
 and Water
 Pumping Station)/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 08/01/96               9,305          9,721
                                            -------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $33,058)                              33,058
                                             ------
REVENUE ANTICIPATION WARRANTS--2.2%(b)
California State Revenue
 Anticipation Warrants
 Series C/(FGIC Insurance)
 4.61%, 04/25/96              35,900         36,099
                                             ------
TOTAL REVENUE ANTICIPATION WARRANTS
 (Cost $36,099)                              36,099
                                             ------
REVENUE BONDS--0.3%(b)
Santa Clara Valley Water
 District, California
 Revenue Refunding Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.55%, 06/01/96               1,000          1,009
Southern California Public
 Power Authority Revenue
 Bonds (Southern California
 Public Power
 Transmission Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 07/01/96               3,575          3,756
                                             ------
TOTAL REVENUE BONDS
 (Cost $4,765)                                4,765
                                             ------
SPECIAL TAX BONDS--0.1%(b)
South Poway, California
 Community Facility
 District No. 1 Special Tax
 (Pomerado Business Park)
 Series 1985A/
 (Escrowed to Maturity with
 Government Securities)
 3.80%, 03/02/96               1,000          1,039
                                             ------
TOTAL SPECIAL TAX BONDS
 (Cost $1,039)                                1,039
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TAX AND REVENUE
 ANTICIPATION
 NOTES--17.3%(b)
Berkeley, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.95%, 07/17/96             $10,500        $10,543
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/(MBIA Insurance)
 3.95%, 07/03/96               2,800          2,811
 3.86%, 07/03/96              25,000         25,102
 3.85%, 07/03/96                 225            226
 3.75%, 07/03/96              40,000         40,194
Desert Sands, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96              10,000         10,024
East Side Unified High
 School District
 Santa Clara County
 California Tax and Revenue
 Anticipation Notes
 4.00%, 10/10/96               8,000          8,030
Elk Grove, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/31/96              10,400         10,429
Fremont, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 07/11/96              13,000         13,034
Fresno, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 06/28/96              19,900         19,947
Livermore, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/10/96               4,600          4,612
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.87%, 07/01/96               7,260          7,281
 3.82%, 07/01/96              10,000         10,031
 3.80%, 07/01/96               1,000          1,003
 3.70%, 07/01/96               5,000          5,018
 3.68%, 07/01/96              10,000         10,037
Marin County, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.85%, 07/03/96              37,000         37,161
Mountain View, California
 School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               2,000          2,005
Mountain View/Los Altos,
 California Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               4,200          4,210
Oxnard, California Unified
 High School District
 (Ventura County)
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.90%, 10/11/96               5,500          5,535
San Diego County,
 California Tax and Revenue
 Anticipation Notes
 3.76%, 09/30/96               2,000          2,011
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.89%, 07/25/96              40,000         40,131
Santa Rosa, California
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 09/27/96              10,000         10,057
Sutter County, California
 Office of Education
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.05%, 09/14/96              10,000         10,030
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $289,462)                            289,462
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--20.3%(b)
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988A/
 (Swiss Bank LOC)
 3.75%, 01/11/96               6,200          6,200
 3.75%, 02/07/96               5,000          5,000
 3.65%, 02/08/96               3,975          3,975
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988B/
 (Sumitomo Bank LOC)
 3.65%, 02/08/96              58,700         58,700
 3.60%, 03/07/96              17,600         17,600

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988C/
 (Credit Suisse LOC)
 3.70%, 01/10/96             $ 5,500        $ 5,500
 3.75%, 02/07/96               1,000          1,000
 3.70%, 02/07/96               6,800          6,800
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988D/
 (Bank of Tokyo LOC)
 3.95%, 01/10/96               4,350          4,350
 3.60%, 02/08/96               3,495          3,495
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988F/
 (Banque Nationale de Paris
 LOC)
 4.25%, 01/09/96              10,000         10,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison)
 Series 1985A
 3.65%, 02/07/96                 900            900
 3.65%, 02/08/96              12,000         12,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison)
 Series 1985B
 3.65%, 02/07/96                 800            800
 3.65%, 02/08/96              14,000         14,000
California Pollution
 Control Financing
 Authority
 Solid Waste Disposal
 Revenue Bonds
 (Thermal Energy
 Development LP) Series
 1988A/(National
 Westminster Bank LOC)
 3.55%, 02/08/96              35,000         35,000
East Bay Municipal Utility
 District, California
 (Wastewater Systems)
 Tax-Exempt Commercial
 Paper/(National
 Westminster Bank LOC)
 3.65%, 01/12/96              10,700         10,700
Long Beach, California
 Harbor Revenue Commercial
 Paper Notes Series
 1994A/(Multiple Credit
 Enhancements)
 3.50%, 02/06/96              20,000         20,000
 3.45%, 02/09/96               4,000          4,000
Los Angeles County,
 California Department of
 Water and Power Electric
 Plant Short Term
 Revenue Bonds
 3.65%, 01/12/96               7,000          7,000
Los Angeles County,
 California Transportation
 Commission Second
 Subordinate Sales Tax
 Revenue Bonds
 Series A/(Multiple
 Credit Enhancements)
 3.75%, 01/11/96               6,100          6,100
Los Angeles, California
 Wastewater System Tax-
 Exempt Commercial Paper
 3.65%, 01/12/96              10,000         10,000
Metropolitan Water District
 of Southern California
 Tax-Exempt Commercial
 Paper
 3.75%, 02/21/96              10,000         10,000
Orange County, California
 Local Transportation
 Authority Sales Tax
 Revenue Commercial Paper
 Notes/(Industrial Bank of
 Japan LOC)
 3.75%, 01/11/96               8,000          8,000
 3.70%, 01/11/96               3,000          3,000
 3.65%, 02/08/96              52,200         52,200
Sacramento, California
 Municipal Utility District
 Tax-Exempt Commercial
 Paper Series I/
 (Bank of America &
 Morgan Guaranty
 Trust LOC)
 3.75%, 02/08/96               2,133          2,133
West and Central Basin
 Financing Authority
 West Basin
 Municipal Water District
 Tax-Exempt Commercial
 Paper Notes/
 (Toronto-Dominion Bank LOC)
 3.75%, 01/24/96               7,500          7,500
 3.50%, 02/09/96              14,000         14,000
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $339,953)                            339,953
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $1,674,011)                       $1,674,011
                                         ==========

               See accompanying Notes to Schedule of Investments.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab California Tax-Exempt Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $91,038,000 which represented 5.40% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

Abbreviations
--------------
     AMBAC     AMBAC Indemnity Corporation
     FGIC      Financial Guaranty Insurance Company
     FHLB      Federal Home Loan Bank
     FNMA      Federal National Mortgage Association
     FSA       Financial Security Assurance
     LOC       Letter of Credit
     MBIA      Municipal Bond Investors Assurance Corporation
     SBPA      Standby Purchase Agreement
     SPA       Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $1,674,011)                        $1,674,011
Cash                                                                    38
Interest receivable                                                 14,817
Receivable for fund shares sold                                      4,914
Prepaid expenses                                                       162
                                                                ----------
     Total assets                                                1,693,942
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                          6,832
  Fund shares redeemed                                                 485
  Investment advisory and administration fee                           267
  Transfer agency and shareholder service fees                         536
  Other                                                                119
                                                                ----------
     Total liabilities                                               8,239
                                                                ----------
Net assets applicable to outstanding shares                     $1,685,703
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $1,686,367
  Accumulated net realized loss on investments sold                   (664)
                                                                ----------
                                                                $1,685,703
                                                                ==========
THE PRICING OF SHARES
  1,578,359 outstanding Sweep Shares and
     108,008 outstanding Value Advantage Shares,
     $0.00001 par value (unlimited shares authorized)            1,686,367
  Net asset value, offering and redemption price per each
     Sweep Share and Value Advantage Share                           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $55,134
                                                                  -------
Expenses:
  Investment advisory and administration fee                        6,445
  Transfer agency and shareholder service fees:
     Sweep Shares                                                   6,469
     Value Advantage Shares                                            31
  Custodian fees                                                      244
  Registration fees                                                   207
  Professional fees                                                   103
  Shareholder reports                                                  64
  Trustees' fees                                                        9
  Amortization of deferred organization costs and
     other prepaid expenses                                            50
  Insurance and other expenses                                         75
                                                                  -------
                                                                   13,697
Less expenses reduced and absorbed                                 (4,297)
                                                                  -------
  Total expenses incurred by Fund                                   9,400
                                                                  -------
Net investment income                                              45,734
Net realized gain on investments sold                                   8
                                                                  -------
Increase in net assets resulting from operations                  $45,742
                                                                  =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                   For the year ended
                                                      December 31,
                                                  1995            1994
                                               -----------     -----------
Operations:
  Net investment income                        $    45,734     $    27,608
  Net realized gain (loss) on
     investments sold                                    8            (600)
                                               -----------     -----------
  Increase in net assets resulting
     from operations                                45,742          27,008
                                               -----------     -----------
Dividends to shareholders from
  net investment income:
     Sweep Shares                                  (45,302)        (27,608)
     Value Advantage Shares                           (432)             --
                                               -----------     -----------
  Total dividends to shareholders                  (45,734)        (27,608)
                                               -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                      4,383,313       3,435,641
  Net asset value of shares issued in
     reinvestment of dividends                      43,226          24,116
  Less payments for shares redeemed             (4,034,727)     (3,227,316)
                                               -----------     -----------
  Increase in net assets from capital
     share transactions                            391,812         232,441
                                               -----------     -----------
Total increase in net assets                       391,820         231,841
Net Assets:
  Beginning of period                            1,293,883       1,062,042
                                               -----------     -----------
  End of period                                $ 1,685,703     $ 1,293,883
                                               ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab California Tax-Exempt Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust adopted a multiple class plan for the Fund on May 9, 1995. Commencing October 3, 1995, the Fund began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab California Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of California and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of California personal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $6,445,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $6,469,000 and $31,000 for the Sweep Shares and Value Advantage Shares, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $9,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees and expenses reduced and absorbed by the Investment Manager were $3,707,000 and the total of such fees reduced by Schwab was $590,000.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, aggregated (in thousands) $3,297,957 and $2,925,680, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows (in thousands):

                                                                 Year ended December 31,
                                                               1995*                 1994
                                                            -----------           -----------
Proceeds from shares sold:
  Sweep Shares                                              $ 4,257,465           $ 3,435,641
  Value Advantage Shares                                        125,848                    --
                                                            -----------           -----------
    Total proceeds from shares sold                           4,383,313             3,435,641
Net asset value of shares issued in
 reinvestment of dividends:
  Sweep Shares                                                   43,152                24,116
  Value Advantage Shares                                             74                    --
                                                            -----------           -----------
    Total net assets of shares issued in
      reinvestment of dividends                                  43,226                24,116
Less payments for shares redeemed:
  Sweep Shares                                               (4,016,813)           (3,227,316)
  Value Advantage Shares                                        (17,914)                   --
                                                            -----------           -----------
    Total payments for shares redeemed                       (4,034,727)           (3,227,316)
Total increase in net assets from
 capital share transactions                                 $   391,812           $   232,441
                                                            ===========           ===========

* The Value Advantage Shares commenced operations on October 3, 1995.

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                     Value
                                   Advantage
                                    Shares
                                 -------------                            Sweep Shares
                                    For the      --------------------------------------------------------------
                                    period
                                     ended       \-------------- For the year ended December 31, -------------\
                                 December 31,
                                    1995 1          1995          1994          1993         1992        1991
                                 -------------   --------------------------------------------------------------
Net asset value at
 beginning of period                   $1.00          $1.00         $1.00         $1.00       $1.00       $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                   .01            .03           .02           .02         .02         .04
 Net realized and
   unrealized gain (loss)
   on investments                         --             --            --            --          --          --
                                    --------     ----------    ----------    ----------    --------    --------
 Total from investment operations        .01            .03           .02           .02         .02         .04
Less distributions
------------------
 Dividends from net
   investment income                    (.01)          (.03)         (.02)         (.02)       (.02)       (.04)
 Distributions from realized gain
   on investments                         --             --            --            --          --          --
                                    --------     ----------    ----------    ----------    --------    --------
 Total distributions                    (.01)          (.03)         (.02)         (.02)       (.02)       (.04)
                                    --------     ----------    ----------    ----------    --------    --------
Net asset value at
 end of period                         $1.00          $1.00         $1.00         $1.00       $1.00       $1.00
                                    ========     ==========    ==========    ==========    ========    ========
Total return (%)                         .84           3.20          2.26          1.91        2.35        3.77
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)  $ 108,008     $1,577,695    $1,293,883    $1,062,042    $691,176    $494,214
 Ratio of expenses to
   average net assets (%)                .45*           .65           .64           .63         .63         .61
 Ratio of net investment income
   to average net assets (%)            3.48*          3.15          2.25          1.89        2.31        3.70

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.89%*, respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .94%, .94%, .96%, .97%, and .98%, respectively, and the ratio of net investment income to average net assets would have been 2.86%, 1.95%, 1.56%, 1.97%, and 3.33%, respectively.

1 For the period October 3, 1995 (commencement of operations) to December 31, 1995.

 *  Annualized

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab California Tax-Exempt Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab California Tax-Exempt Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio with one investment in any of the three Asset Director(R) Funds, or choose several different equity markets with our three equity index funds. You can also select from different maturities with our bond fund choices, and take advantage of an array of money market funds.

                           SCHWAB ASSET DIRECTOR FUNDS

- HIGH GROWTH FUND seeks to provide high capital growth with less volatility than an all-stock portfolio. This Fund has the largest stock component and offers the highest risk and return potential.

- BALANCED GROWTH FUND seeks to provide maximum total return, including capital growth and income. This Fund invests in a more balanced mix of stocks and bonds and offers moderate risk and return potential.

- CONSERVATIVE GROWTH FUND seeks to provide income with growth potential. This Fund has the smallest stock component, which is designed to help offset inflation, and generally keeps the majority of its assets invested in bonds. It offers the lowest risk and return potential.

                               SCHWAB INDEX FUNDS

- SCHWAB 1000 FUND(R) is designed to match the total return of the Schwab 1000 Index,(R) comprised of the largest 1,000 publicly traded U.S. companies--the stocks of which represent about 85% of the total market capitalization of the U.S. stock market. 1

- SCHWAB SMALL-CAP INDEX FUND(R) is designed to track the total return of the Schwab Small-Cap Index,(R) which tracks the performance of small-capitalization companies. The Schwab Small-Cap Index is comprised of the second 1,000 largest publicly traded companies in the U.S. 1

- SCHWAB INTERNATIONAL INDEX FUND(TM) is designed to track the total return of the Schwab International Index,(R) comprised of 350 of the largest companies, based on market capitalization, in foreign countries with developed securities markets. 2

                                SCHWAB BOND FUNDS

- SCHWAB GOVERNMENT BOND FUNDS include two Funds designed to offer high current yields with the credit safety of U.S. government securities. The income level you are seeking and your tolerance for fluctuation in share price should determine your selection of either our Short/Intermediate Fund or our Long-Term Fund. 3

- SCHWAB TAX-FREE BOND FUNDS help investors take advantage of one of the last remaining tax breaks: tax-free municipal bonds. We offer a national Short/Intermediate Fund and a Long-Term Fund, both of which pay monthly income free from federal personal income tax. 4,5

- SCHWAB CALIFORNIA TAX-FREE BOND FUNDS give California taxpayers two different opportunities to earn double tax-free income--free from both federal and California state personal income taxes. 5

                               SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity. Choose from taxable or tax-exempt alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(TM) 6

We will be happy to provide you with a free prospectus and brochure on any of the SchwabFunds(R). EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                        1-800-2 NO-LOAD (1-800-266-5623)

1 The Schwab 1000 Index and the Schwab Small-Cap Index consist of publicly traded companies ranked by market capitalization. These indices do not include privately held companies, investment companies and companies incorporated outside of the United States.

2 The Schwab International Index is comprised of publicly traded companies ranked by market capitalization in countries with developed securities markets. Currently invested in 15 countries, the Index does not include privately held companies, investment companies or companies from the United States.

3 Investors in the Schwab Government Bond Funds may experience a decline in share price due to prepayment of obligations held by the Funds.

4 Income may be subject to state and local taxes.

5 Income may be subject to the Alternative Minimum Tax (AMT). Capital appreciation from discounted bonds may be subject to state and federal income tax.

6 Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

                                                            --------------
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                                                             U.S. POSTAGE
                                                                 PAID
                                                            CHARLES SCHWAB
                                                            --------------


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INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. TF3957R(2/96) CRS 10208 Printed on recycled paper.